Interest in associates and joint ventures - Reconciliation of BoCom's total shareholders' equity to carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Disclosure of associates [line items]
Goodwill and other intangible assets	$ 20,443		$ 20,163
Carrying amount	26,594		24,384
Bank of Communications Co., Limited
Disclosure of associates [line items]
HSBC’s share of total shareholders’ equity		$ 20,743		$ 18,509
Goodwill and other intangible assets		505		473
Carrying amount	$ 21,248	$ 21,248	$ 18,982	$ 18,982